INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	$ 26,483
Financial assets, at end of period	8,974	$ 26,483
Financial assets at fair value through profit or loss
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	857
Financial assets, at end of period	785	857
Financial assets at fair value through profit or loss | Equity holdings
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	414	543
Foreign exchange movement		1
Additions		300
Fair value through profit or loss		(430)
Disposals	(14)
Financial assets, at end of period	$ 400	$ 414